UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.3%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	$750,000	$841,410

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	150,000	160,070

			1,001,480
Michigan (92.0%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6.00%, 11/1/28	BB+	150,000	153,047

Allendale, Pub. School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/23	AA-	250,000	290,120

Belding Area School G.O. Bonds , Ser. A, Q-SBLF, 5.00%, 5/1/40	AA-	300,000	333,009

Berkley, School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5.00%, 5/1/31	AA-	250,000	281,130

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5.00%, 5/1/39	AA-	1,000,000	1,087,640
5.00%, 5/1/29	AA-	415,000	464,422

Central MI U. Rev. Bonds, 5.00%, 10/1/34	Aa3	500,000	557,630

Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5.00%, 5/1/35	Aa1	775,000	867,318
5.00%, 5/1/34	Aa1	250,000	280,778

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/30	Aa1	330,000	367,881

Detroit, City School Dist. G.O. Bonds
Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	455,000	513,595
(School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,076,580

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4.75%, 7/1/25	AA-	1,315,000	1,332,871

Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A3	1,000,000	1,102,940

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	600,000	670,368

Ferris State U. Rev. Bonds, 5.00%, 10/1/31	A1	250,000	286,863

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5.00%, 5/1/22 (Prerefunded 5/1/18)	Aa1	800,000	837,888

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	150,000	167,483

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.375%, 11/1/38	AA	500,000	558,575
BAM, 5.25%, 2/1/40	AA	200,000	223,998
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	277,880

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.)
5.00%, 1/1/37	Aa1	300,000	329,661
5.00%, 1/1/35	Aa1	1,000,000	1,114,770

Grand Rapids, Pub. School G.O. Bonds (School Bldg. & Site), AGM, 5.00%, 5/1/38	AA	300,000	335,244

Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	448,436

Grand Valley State U. Rev. Bonds (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	282,548

Grand Valley, State U. Rev. Bonds, Ser. B
5.00%, 12/1/29	A+	410,000	468,405
5.00%, 12/1/28	A+	250,000	287,855

Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. C, 5.25%, 7/1/33	A3	345,000	392,382

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	680,000	742,431

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,114,520

Holland, School Dist. G.O. Bonds, AGM, 5.00%, 5/1/29	AA	1,000,000	1,141,130

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
(Bronson Hosp.), Ser. A, AGM, 5.00%, 5/15/26	AA	2,000,000	2,076,310
(Bronson Healthcare Group), 4.00%, 5/15/31	A2	500,000	511,975

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	283,078

Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	375,760
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	250,000	256,753

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	279,370

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/37	Aa3	1,000,000	1,114,520

Lansing, School Dist. G.O. Bonds (School Bldg. & Site), Ser. I, Q-SBLF
5.00%, 5/1/41	AA-	225,000	247,910
5.00%, 5/1/27	AA-	500,000	583,925

Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q- SBLF, 5.00%, 5/1/40	AA	200,000	218,898

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5.00%, 5/1/36	AA	500,000	536,920

Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	216,320

Marquette, Board of Light & Pwr. Elec. Util. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/24	A	400,000	465,400
5.00%, 7/1/18	A	310,000	325,804

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5.25%, 6/1/33	Baa1	1,000,000	1,027,850
(Kalamazoo College), U.S. Govt. Coll., 5.00%, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	515,435

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	757,225

MI State Rev. Bonds (GANs Program)
5.00%, 3/15/26	AA	325,000	385,135
5.00%, 3/15/24	AA	1,000,000	1,169,450

MI State Bldg. Auth. Rev. Bonds
(Fac. Program), Ser. I, 6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	725,000	782,855
(Fac. Program), Ser. I, 6.00%, 10/15/38	Aa2	65,000	69,838
(Fac. Program), Ser. I, U.S. Govt. Coll., 6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	1,000,000	1,079,800
Ser. I, 5.00%, 4/15/27	Aa2	400,000	473,728

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.25%, 11/15/35	BB+/F	250,000	259,708
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,087,040
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	500,000	540,305
(Henry Ford Hlth Syst.), 5.00%, 11/15/41	A	600,000	650,826
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	A-	500,000	537,705
(Holland Cmnty. Hosp.), Ser. A, 5.00%, 1/1/34	A+	750,000	833,565
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	561,555
(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	559,820
(Clean Wtr. Revolving Fund), 5.00%, 10/1/29	AAA	500,000	598,340
(Detroit), Ser. C-3, 5.00%, 4/1/24	A2	500,000	569,140
Ser. 25-A, 5.00%, 11/1/22	Aa3	125,000	139,646
(Unemployment Oblig. Assmt.), Ser. B, 5.00%, 7/1/22	Aaa	100,000	102,004
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	200,000	206,476

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	261,328

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,112,030
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/31	A1	290,000	296,748
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5.00%, 11/15/31 (Prerefunded 11/15/17)	AAA/P	710,000	730,917
(Ascension Hlth.), Ser. B, 5.00%, 11/15/25	AA+	1,000,000	1,082,560

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4.625%, 10/1/39	AA	225,000	233,438
(Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA	100,000	103,825
3.95%, 12/1/40	AA+	475,000	476,615
(Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,053,087

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB+/F	500,000	509,345
(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,518,250
(MI House of Representatives Fac.), Ser. A, AGC, 5.25%, 10/15/21 (Prerefunded 10/15/18)	Aa2	1,500,000	1,602,960

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,804,620
(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	408,040
(Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	750,000	839,385

MI State Trunk Line Fund Rev. Bonds, 5.00%, 11/15/20	AA+	500,000	565,445

MI State U. Rev. Bonds
Ser. A, 5.00%, 8/15/38	Aa1	500,000	564,180
Ser. C, 5.00%, 8/15/18	Aa1	1,000,000	1,058,180

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	250,000	239,870

Mount Pleasant, Pub. School G.O. Bonds (School Bldg. & Site), Ser. I, 5.00%, 5/1/31	Aa3	400,000	456,080

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/26	AA	1,000,000	1,042,970

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3.00%, 11/1/17	Aaa	600,000	609,000

Oakland U. Rev. Bonds
5.00%, 3/1/41	A1	500,000	555,000
5.00%, 3/1/37	A1	500,000	541,960
Ser. A, 5.00%, 3/1/33	A1	500,000	552,470
5.00%, 3/1/32	A1	130,000	144,474

Plymouth, Charter Twp. G.O. Bonds, 4.00%, 7/1/25	AA	1,000,000	1,079,550

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA-	250,000	280,623

Roseville, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/31	AA-	250,000	282,853

Saginaw Valley State U. Rev. Bonds, Ser. A
5.00%, 7/1/35	A1	300,000	334,272
5.00%, 7/1/32	A1	200,000	225,898

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,076,990

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5.00%, 5/1/29	AA	575,000	640,746

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5.00%, 3/1/33	BBB	400,000	411,212

Sturgis Pub. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/27	AA-	325,000	376,831

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/32	Aa1	250,000	277,068

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5.00%, 5/1/28	AA	500,000	564,785

U. of MI Rev. Bonds
5.00%, 4/1/46	Aaa	300,000	343,005
Ser. A, 5.00%, 4/1/39	Aaa	500,000	563,330
5.00%, 4/1/33	Aaa	355,000	414,118

Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA-	350,000	387,933

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5.00%, 12/1/25	AA-	1,000,000	1,028,740
Ser. C, 5.00%, 12/1/22	A2	1,000,000	1,114,960

Wayne St. U. Rev. Bonds
AGM, 5.00%, 11/15/25	Aa3	415,000	440,510
AGM, U.S. Govt. Coll., 5.00%, 11/15/25 (Prerefunded 11/15/18)	Aa3	335,000	357,646

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/35	Aa2	150,000	165,536

Western MI U. Rev. Bonds
5.25%, 11/15/40	A1	500,000	548,035
5.25%, 11/15/30	A1	200,000	230,264
5.00%, 11/15/31	A1	150,000	167,856

Wyandotte, Elec. Rev. Bonds, Ser. A, BAM, 5.00%, 10/1/44	AA	300,000	315,360

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/32	AA-	250,000	276,273

Zeeland, Pub. Schools G.O. Bonds, AGM, 4.00%, 5/1/17	AA	250,000	251,288

			71,308,246
Nevada (0.9%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.70%, 6/1/42	VMIG1	680,000	680,000

			680,000
New Hampshire (1.0%)

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.55%, 7/1/33	VMIG1	760,000	760,000

			760,000
New York (0.7%)

NY State Dorm. Auth. Rev. Bonds, Ser. 15B-B, 5.00%, 3/15/35	AAA	500,000	575,195

			575,195
Puerto Rico (0.2%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5.25%, 7/1/30 (In default)(NON)	D/P	210,000	137,550

			137,550
Utah (1.4%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.55%, 5/15/36	A-1+	1,060,000	1,060,000

			1,060,000
TOTAL INVESTMENTS

Total investments (cost $73,314,687)(b)			$75,522,471

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $77,484,362.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $73,306,828, resulting in gross unrealized appreciation and depreciation of $2,996,548 and $780,905, respectively, or net unrealized appreciation of $2,215,643.
(NON)	This security is non-income-producing.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	19.9%
	Prerefunded	16.1
	Education	15.2
	Healthcare	15.2
	Utilities	14.8
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Q-SBLF	12.1%
	AGM	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$75,522,471	$—

Totals by level	$—	$75,522,471	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017